Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss for the year	$ (7,707)	$ (10,567)	$ (22,125)
Reversal of finance income	(4,616)	(6,209)	(546)
Reversal of finance expense	3,997	2,967	1,622
Reversal of tax charge	(908)	(788)	(790)
Tax credit schemes accounted for as grants	0	(25)	(194)
Share-based compensation	307	357	479
Depreciation	615	607	615
Changes in working capital:
Receivables	178	(167)	259
Prepayments	406	736	802
Contract liabilities	48	(45)	(200)
Trade payables, accrued expenses and other payables	(536)	(62)	762
Exchange rate translation effects on working capital items	(233)	58	(61)
Cash flows used in operations	(8,449)	(13,138)	(19,377)
Interest received	299	254	154
Interest paid	(107)	(56)	(65)
Income taxes received	1,632	0	1,597
Net cash used in operating activities	(6,625)	(12,940)	(17,691)
Investing activities:
Purchase of property and equipment	(11)	0	(87)
Payment of non-current financial assets – leasehold deposits	(3)	(3)	(6)
Net cash used in investing activities	(14)	(3)	(93)
Financing activities:
Proceeds from issuance of shares and exercise of warrants, less underwriter discounts	23,161	14,206	11,323
Exchange loss from repayment of borrowings	0	59	0
Repayment of borrowings	(399)	(805)	(371)
Proceeds from borrowings	(0)	(0)	65
Leasing installments	(352)	(331)	(326)
Net cash provided by financing activities	22,410	13,129	10,691
Net increase/ (decrease) in cash and cash equivalents	15,771	186	(7,093)
Cash and cash equivalents at January 1	5,952	5,583	13,184
Exchange rate adjustments on cash and cash equivalents	1,511	183	(508)
Cash and cash equivalents at December 31	$ 23,234	$ 5,952	$ 5,583